Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available for sale fixed maturities and equity securities
Available for sale fixed maturities and equity securities consisted of the following (in millions):

	2015				2014
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$61	$60	$2	$(3)	$64	$64	$3	$(3)
States, municipalities and political subdivisions	3,836	3,966	162	(32)	3,448	3,651	210	(7)
Foreign government	12	13	1	—	11	13	2	—
Residential MBS	2,344	2,584	246	(6)	2,900	3,205	314	(9)
Commercial MBS	1,903	1,974	71	—	1,974	2,114	140	—
Asset-backed securities	3,508	3,492	21	(37)	2,773	2,788	31	(16)
Corporate and other	13,239	13,397	401	(243)	10,650	11,266	642	(26)
Total fixed maturities	$24,903	$25,486	$904	$(321)	$21,820	$23,101	$1,342	$(61)
Common stocks	$439	$436	$32	$(35)	$302	$348	$52	$(6)
Perpetual preferred stocks	$50	$50	$—	$—	$38	$38	$—	$—

Available for sale securities in a continuous unrealized loss position
The following tables show gross unrealized losses (dollars in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2015
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$15	83%
States, municipalities and political subdivisions	(25)	1,031	98%	(7)	103	94%
Residential MBS	(2)	180	99%	(4)	99	96%
Commercial MBS	—	74	100%	—	13	100%
Asset-backed securities	(29)	1,849	98%	(8)	355	98%
Corporate and other	(195)	4,229	96%	(48)	295	86%
Total fixed maturities	$(251)	$7,367	97%	$(70)	$880	93%
Common stocks	$(35)	$228	87%	$—	$—	—%
Perpetual preferred stocks	$—	$23	100%	$—	$5	100%

December 31, 2014
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$(3)	$15	83%
States, municipalities and political subdivisions	—	30	100%	(7)	407	98%
Residential MBS	(1)	80	99%	(8)	169	95%
Commercial MBS	—	10	100%	—	7	100%
Asset-backed securities	(8)	896	99%	(8)	498	98%
Corporate and other	(12)	411	97%	(14)	521	97%
Total fixed maturities	$(21)	$1,427	99%	$(40)	$1,617	98%
Common stocks	$(6)	$80	93%	$—	$—	—%
Perpetual preferred stocks	$—	$13	100%	$—	$4	100%

Roll forward of cumulative credit portion of other-than-temporary impairments on fixed maturity securities
A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2015	2014	2013

Balance at beginning of period	$115	$125	$126
Additional credit impairments on:
Previously impaired securities	—	—	—
Securities without prior impairments	1	—	—
Reductions due to sales or redemptions	(6)	(10)	(1)
Balance at end of period	$110	$115	$125

Available for sale fixed maturity securities by contractual maturity date
The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2015 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$549	$558	2%
After one year through five years	3,358	3,534	14%
After five years through ten years	9,738	9,762	38%
After ten years	3,503	3,582	14%
	17,148	17,436	68%
ABS (average life of approximately 5 years)	3,508	3,492	14%
MBS (average life of approximately 4 years)	4,247	4,558	18%
Total	$24,903	$25,486	100%

Net investment income earned and investment expenses incurred
The following table shows (in millions) investment income earned and investment expenses incurred:

	2015	2014	2013
Investment income:
Fixed maturities	$1,138	$1,047	$959
Equity securities	21	16	10
Equity in earnings of partnerships and similar investments	16	9	—
Mortgage loans	45	42	32
Policy loans	12	12	13
Real estate and other	7	17	33
Gross investment income	1,239	1,143	1,047
Investment expenses	(9)	(4)	(9)
Net investment income	$1,230	$1,139	$1,038

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

	Fixed Maturities	Equity Securities	Mortgage Loans and Other Investments	Other (*)	Total Pretax	Tax Effects	Total
Year ended December 31, 2015
Realized before impairments	$24	$17	$(1)	$(5)	$35	$(12)	$23
Realized — impairments	(28)	(36)	(2)	15	(51)	18	(33)
Change in unrealized	(698)	(49)	—	320	(427)	149	(278)
Year ended December 31, 2014
Realized before impairments	$32	$16	$—	$(2)	$46	$(16)	$30
Realized — impairments	(8)	(8)	—	5	(11)	4	(7)
Change in unrealized	465	6	—	(222)	249	(87)	162
Year ended December 31, 2013
Realized before impairments	$26	$45	$—	$—	$71	$(25)	$46
Realized — impairments	(4)	—	(2)	3	(3)	1	(2)
Change in unrealized	(763)	20	—	394	(349)	122	(227)

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to annuities.

Gross realized gains and losses on available for sale fixed maturity and equity security investments
Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2015	2014	2013
Fixed maturities:
Gross gains	$31	$29	$34
Gross losses	(5)	(1)	(3)
Equity securities:
Gross gains	18	16	43
Gross losses	(1)	—	—